COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Future minimum lease commitments:
2017	$ 133
2018	119
2019	109
2020 and thereafter	745
Future minimum lease commitments	$ 1,106